UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

Item 1. Report to Stockholders.

Cambria Endowment Style ETF Ticker: ENDW Listed on: The Nasdaq Stock Market LLC	May 31, 2025 Semi-Annual Shareholder Report https://cambriafunds.com/endw

This semi-annual shareholder report contains important information about the Cambria Endowment Style ETF (the “Fund”) for the period of April 9, 2025 to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://cambriafunds.com/endw. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$0	0.03%

KEY FUND STATISTICS (as of Period End)
Net Assets	$106,857,247	Portfolio Turnover Rate*	16%
# of Portfolio Holdings	782	Advisory Fees Paid	$0
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Exchange Traded Funds	24.8%
Common Stocks	65.7%
Real Estate Investment Trusts	0.0%*
Cash and Cash Equivalents	9.5%

* Represents less than 0.05%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	5.6%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy NO K-1 ETF	4.6%
Broadcom, Inc.	3.7%
JPMorgan Chase & Co.	3.1%
AutoZone, Inc.	2.8%
Apple, Inc.	2.7%
Tesla, Inc.	2.5%
iMGP DBi Managed Futures Strategy ETF	2.2%
Simplify Managed Futures Strategy ETF	2.2%
Amazon.com, Inc.	2.1%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://cambriafunds.com/endw. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi-Annual Shareholder Report: May 31, 2025
Distributed by ALPS Distributor's Inc.

Cambria Tax Aware ETF Ticker: TAX Listed on: The Nasdaq Stock Market LLC	May 31, 2025 Semi-Annual Shareholder Report https://cambriafunds.com/tax

This semi-annual shareholder report contains important information about the Cambria Tax Aware ETF (the “Fund”) for the period of December 17, 2024 to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://cambriafunds.com/tax. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$22	0.49%

KEY FUND STATISTICS (as of Period End)
Net Assets	$27,430,690	Portfolio Turnover Rate*	66%
# of Portfolio Holdings	118	Advisory Fees Paid	$62,294
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	19.1%
Information Technology	12.7%
Consumer Discretionary	12.1%
Health Care	8.9%
Financials	7.1%
Communication Services	5.6%
Consumer Staples	4.1%
Energy	2.2%
Utilities	1.3%
Materials	1.2%
Real Estate	0.8%
Cash and Cash Equivalents	24.9%

TOP 10 HOLDINGS (as a % of Net Assets)
Vanguard Total Stock Market ETF	12.6%
iShares Core S&P 500 ETF	2.8%
Invesco S&P 500 Equal Weight ETF	2.8%
Advanced Micro Devices, Inc.	2.1%
Calamos S&P 500 Structured Alt Protection ETF-December	2.0%
Alpha Architect 1-3 Month Box ETF	1.9%
Sterling Infrastructure, Inc.	1.7%
Urban Outfitters, Inc.	1.3%
Comfort Systems USA, Inc.	1.3%
Tenet Healthcare Corp.	1.3%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://cambriafunds.com/tax. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: May 31, 2025
Distributed by ALPS Distributor's Inc.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)

The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7%	Shares	Value
Advertising - 0.0%(a)
Dentsu Group, Inc. - ADR	4	$86
Publicis Groupe SA - ADR	11	300
WPP PLC - ADR	6	243
		629

Aerospace & Defense - 0.2%
Airbus SE - ADR	30	1,373
BAE Systems PLC - ADR	615	63,222
Elbit Systems Ltd.	1	410
General Electric Co.	58	14,263
Howmet Aerospace, Inc.	43	7,305
Huntington Ingalls Industries, Inc.	7	1,561
L3Harris Technologies, Inc.	2	489
Leonardo SpA - ADR	11	340
Lockheed Martin Corp.	76	36,661
MTU Aero Engines AG - ADR	1	200
Northrop Grumman Corp.	5	2,424
Rheinmetall AG - ADR	3	1,278
Rolls-Royce Holdings PLC - ADR	110	1,277
RTX Corp.	268	36,577
Safran SA - ADR	210	15,443
Thales SA - ADR	6	366
TransDigm Group, Inc.	4	5,874
		189,063

Agricultural & Farm Machinery - 0.0%(a)
Kubota Corp. - ADR	7	401

Air Freight & Logistics - 0.1%
Deutsche Post AG - ADR	278	12,454
DSV AS - ADR	5	591
FedEx Corp.	180	39,258
United Parcel Service, Inc. - Class B	390	38,041
		90,344

Airport Services - 0.0%(a)
Aena SME SA - ADR	5	135

Aluminum - 0.0%(a)
Norsk Hydro ASA - ADR	41	226

The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Apparel Retail - 0.0%(a)
Fast Retailing Co. Ltd. - ADR	23	$764
H & M Hennes & Mauritz AB - ADR	131	371
Industria de Diseno Textil SA - ADR	22	596
TJX Cos., Inc.	25	3,173
Zalando SE - ADR (b)	10	178
		5,082

Apparel, Accessories & Luxury Goods - 0.1%
adidas AG - ADR	6	747
Cie Financiere Richemont SA - ADR	75	1,412
Hermes International SCA - ADR	4	1,102
Kering SA - ADR	4	79
Kontoor Brands, Inc.	28	1,921
LVMH Moet Hennessy Louis Vuitton SE - ADR	517	56,270
Moncler SpA - ADR	7	439
Pandora AS - ADR	14	318
		62,288

Application Software - 4.5%
Adobe, Inc. (b)	433	179,734
ANSYS, Inc. (b)	48	15,879
AppLovin Corp. - Class A (b)	1,361	534,873
Atlassian Corp. - Class A (b)	45	9,343
Autodesk, Inc. (b)	10	2,961
Cadence Design Systems, Inc. (b)	31	8,899
Dassault Systemes SE - ADR	315	11,765
Intuit, Inc.	140	105,486
Nice Ltd. - ADR (b)	1	166
Palantir Technologies, Inc. - Class A (b)	10,243	1,349,823
Sage Group PLC - ADR	5	326
Salesforce, Inc.	1,378	365,680
SAP SE - ADR	182	55,120
Synopsys, Inc. (b)	18	8,352
Temenos AG - ADR	1	75
Unity Software, Inc. (b)	80,518	2,099,909
Workday, Inc. - Class A (b)	60	14,863
		4,763,254

Asset Management & Custody Banks - 0.3%
3i Group PLC - ADR	446	12,466
Ameriprise Financial, Inc.	10	5,092
Blackrock, Inc.	191	187,159
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Asset Management & Custody Banks - 0.3% (Continued)
Julius Baer Group Ltd. - ADR	18	$236
KKR & Co., Inc.	528	64,131
		269,084

Automobile Manufacturers - 2.6%
Bayerische Motoren Werke AG - ADR	17	501
Dr Ing hc F Porsche AG - ADR	8	38
Ferrari NV	74	35,428
Honda Motor Co. Ltd. - ADR	926	28,262
Isuzu Motors Ltd. - ADR	21	283
Mercedes-Benz Group AG - ADR	23	342
Nissan Motor Co. Ltd. - ADR (b)	16	80
Renault SA - ADR	27	277
Stellantis NV	18	183
Subaru Corp. - ADR	10	92
Suzuki Motor Corp. - ADR	6	305
Tesla, Inc. (b)	7,683	2,661,852
Toyota Motor Corp. - ADR	12	2,287
Volkswagen AG - ADR	12	131
		2,730,061

Automotive Parts & Equipment - 0.0%(a)
Continental AG - ADR	20	177
Garrett Motion, Inc.	9	95
Sumitomo Electric Industries Ltd. - ADR	15	313
		585

Automotive Retail - 2.8%
AutoZone, Inc. (b)	795	2,967,767
O'Reilly Automotive, Inc. (b)	5	6,837
		2,974,604

Biotechnology - 3.1%
AbbVie, Inc.	928	172,710
Amgen, Inc.	77	22,190
Argenx SE - ADR (b)	1	573
Genmab AS - ADR (b)	20	419
Gilead Sciences, Inc.	658	72,433
Grifols SA - ADR (b)	1	8
Krystal Biotech, Inc. (b)	250	31,490
Regeneron Pharmaceuticals, Inc.	2,536	1,243,350
Vertex Pharmaceuticals, Inc. (b)	3,910	1,728,416
		3,271,589

The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Brewers - 0.0%(a)
Anheuser-Busch InBev SA/NV - ADR	199	$14,028
Carlsberg AS - ADR	6	172
Heineken Holding NV - ADR	20	780
Heineken NV - ADR	8	357
Kirin Holdings Co. Ltd. - ADR	13	188
		15,525

Broadline Retail - 2.2%
Amazon.com, Inc. (b)	10,876	2,229,689
Global-e Online Ltd. (b)	1	32
MercadoLibre, Inc. (b)	15	38,449
Naspers Ltd. - ADR	502	28,935
Pan Pacific International Holdings Corp. - ADR	11	361
Prosus NV - ADR	68	690
Rakuten Group, Inc. - ADR (b)	25	137
Wesfarmers Ltd. - ADR	30	802
		2,299,095

Building Products - 2.0%
Assa Abloy AB - ADR	7	111
Carrier Global Corp.	749	53,329
Cie de Saint-Gobain SA - ADR	515	11,613
Daikin Industries Ltd. - ADR	15	171
Geberit AG - ADR	2	149
Kingspan Group PLC - ADR	4	342
Trane Technologies PLC	4,841	2,082,937
		2,148,652

Casinos & Gaming - 0.0%(a)
Evolution AB - ADR	2	137
Galaxy Entertainment Group Ltd. - ADR	11	232
Sands China Ltd. - ADR	9	175
		544

Commodity Chemicals - 0.0%(a)
Asahi Kasei Corp. - ADR	7	98
Toray Industries, Inc. - ADR	13	179
		277

Communications Equipment - 0.1%
Arista Networks, Inc. (b)	440	38,122
Cisco Systems, Inc.	1,588	100,107
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Communications Equipment - 0.1% (Continued)
Motorola Solutions, Inc.	42	$17,446
Nokia Oyj - ADR	58	303
Telefonaktiebolaget LM Ericsson - ADR	51	431
		156,409

Construction & Engineering - 1.8%
AECOM	17,664	1,940,391
Bouygues SA - ADR	79	687
Comfort Systems USA, Inc.	19	9,086
Construction Partners, Inc. - Class A (b)	79	8,271
Ferrovial SE	2	103
Skanska AB - ADR	29	689
Vinci SA - ADR	4	143
		1,959,370

Construction Machinery & Heavy Transportation Equipment - 0.1%
Alstom SA - ADR	27	60
Caterpillar, Inc.	222	77,263
Daimler Truck Holding AG - ADR	18	394
Komatsu Ltd. - ADR	23	699
PACCAR, Inc.	203	19,052
Toyota Industries Corp. - ADR	3	368
Volvo AB - ADR	41	1,139
Westinghouse Air Brake Technologies Corp.	23	4,653
		103,628

Construction Materials - 0.0%(a)
Eagle Materials, Inc.	30	6,066
Heidelberg Materials AG - ADR	14	549
Holcim AG (b)	40	885
James Hardie Industries PLC - ADR (b)	5	117
Vulcan Materials Co.	25	6,627
		14,244

Consumer Electronics - 0.0%(a)
Panasonic Holdings Corp. - ADR	841	9,644
Sony Group Corp. - ADR	180	4,748
		14,392

Consumer Finance - 0.2%
American Express Co.	613	180,253
Capital One Financial Corp.	60	11,349
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Consumer Finance - 0.2% (Continued)
Synchrony Financial	77	$4,439
		196,041

Consumer Staples Merchandise Retail - 0.5%
Aeon Co. Ltd. - ADR	7	215
BJ's Wholesale Club Holdings, Inc. (b)	165	18,680
Costco Wholesale Corp.	228	237,161
Dollar General Corp.	1	97
Walmart, Inc.	2,963	292,507
		548,660

Copper - 0.0%(a)
Freeport-McMoRan, Inc.	1,267	48,754

Data Processing & Outsourced Services - 0.0%(a)
Computershare Ltd. - ADR	24	623
Teleperformance SE - ADR	3	151
		774

Distillers & Vintners - 0.0%(a)
Pernod Ricard SA - ADR	15	311
Treasury Wine Estates Ltd. - ADR	46	249
		560

Diversified Banks - 3.4%
AIB Group PLC - ADR	17	270
ANZ Group Holdings Ltd. - ADR	90	1,694
Banco Bilbao Vizcaya Argentaria SA - ADR	1,156	17,386
Banco Santander SA - ADR	139	1,108
Bank of America Corp.	2,710	119,592
Bank of Ireland Group PLC - ADR	18	245
Barclays PLC - ADR	59	1,052
BNP Paribas SA - ADR	745	32,758
BOC Hong Kong Holdings Ltd. - ADR	3	253
CaixaBank SA - ADR	80	225
Citigroup, Inc.	81	6,101
Commerzbank AG - ADR	12	366
Commonwealth Bank of Australia - ADR	27	3,079
Credit Agricole SA - ADR	2,685	24,460
Danske Bank AS - ADR	7	134
DBS Group Holdings Ltd. - ADR	356	49,128
DNB Bank ASA - ADR	14	380
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Diversified Banks - 3.4% (Continued)
Erste Group Bank AG - ADR	18	$725
HSBC Holdings PLC - ADR	47	2,786
ING Groep NV - ADR	40	850
Intesa Sanpaolo SpA - ADR	14	469
JPMorgan Chase & Co.	12,401	3,273,864
KBC Group NV - ADR	7	346
KeyCorp	484	7,676
Lloyds Banking Group PLC - ADR	249	1,048
Mitsubishi UFJ Financial Group, Inc. - ADR	159	2,245
Mizuho Financial Group, Inc. - ADR	164	912
National Australia Bank Ltd. - ADR	51	629
NatWest Group PLC - ADR (b)	63	901
Nordea Bank Abp - ADR	35	510
Oversea-Chinese Banking Corp. Ltd. - ADR	26	650
Societe Generale SA - ADR	48	525
Standard Chartered PLC - ADR	12	376
Sumitomo Mitsui Financial Group, Inc. - ADR	82	1,264
Sumitomo Mitsui Trust Group, Inc. - ADR	99	541
Svenska Handelsbanken AB - ADR	96	637
Swedbank AB - ADR	10	271
UniCredit SpA - ADR	45	1,446
United Overseas Bank Ltd. - ADR	311	17,164
US Bancorp	302	13,164
Wells Fargo & Co.	819	61,245
		3,648,475

Diversified Capital Markets - 0.0%(a)
Deutsche Bank AG	1,280	35,558
Macquarie Group Ltd. - ADR	5	691
UBS Group AG	39	1,244
		37,493

Diversified Chemicals - 0.0%(a)
BASF SE - ADR	33	397

Diversified Financial Services - 0.0%(a)
ORIX Corp. - ADR	10	213

Diversified Metals & Mining - 0.0%(a)
Anglo American PLC (b)	30	393
BHP Group Ltd. - ADR	404	19,792
Boliden AB - ADR (b)	7	438
Glencore PLC - ADR	51	388
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Diversified Metals & Mining - 0.0%(a) (Continued)
Rio Tinto PLC - ADR	363	$21,573
South32 Ltd. - ADR	36	352
		42,936

Diversified Real Estate Activities - 0.0%(a)
Daiwa House Industry Co. Ltd. - ADR	11	372
Mitsubishi Estate Co. Ltd. - ADR	25	454
Mitsui Fudosan Co. Ltd. - ADR	42	1,206
Sun Hung Kai Properties Ltd. - ADR	48	521
		2,553

Diversified Support Services - 0.0%(a)
Brambles Ltd. - ADR	9	270
Cintas Corp.	12	2,718
		2,988

Education Services - 0.0%(a)
Pearson PLC - ADR	13	207

Electric Utilities - 1.6%
American Electric Power Co., Inc.	15,784	1,633,486
CLP Holdings Ltd. - ADR	30	255
Constellation Energy Corp.	12	3,674
Duke Energy Corp.	219	25,781
EDP SA - ADR	10	401
Endesa SA - ADR	49	758
Enel SpA - ADR	82	751
Entergy Corp.	214	17,822
Exelon Corp.	23	1,008
Iberdrola SA - ADR	17	1,246
NextEra Energy, Inc.	199	14,057
NRG Energy, Inc.	42	6,548
Southern Co.	426	38,340
SSE PLC - ADR	9	218
Xcel Energy, Inc.	29	2,033
		1,746,378

Electrical Components & Equipment - 0.1%
ABB Ltd. - ADR	17	963
Emerson Electric Co.	152	18,146
Fuji Electric Co. Ltd. - ADR	11	121
Legrand SA - ADR	22	536
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Electrical Components & Equipment - 0.1% (Continued)
Prysmian SpA - ADR	8	$257
Schneider Electric SE - ADR	1,763	88,414
		108,437

Electronic Components - 0.0%(a)
Amphenol Corp. - Class A	32	2,878
Kyocera Corp. - ADR	23	282
Murata Manufacturing Co. Ltd. - ADR	79	574
TDK Corp. - ADR	24	263
		3,997

Electronic Equipment & Instruments - 0.0%(a)
Halma PLC - ADR	1	79
Hexagon AB - ADR	61	612
		691

Environmental & Facilities Services - 0.1%
Rentokil Initial PLC - ADR	4	95
Republic Services, Inc.	153	39,365
Veralto Corp.	41	4,142
Waste Connections, Inc.	19	3,745
Waste Management, Inc.	41	9,880
		57,227

Fertilizers & Agricultural Chemicals - 0.0%(a)
CF Industries Holdings, Inc.	4	363
FMC Corp.	25	1,014
ICL Group Ltd.	16	106
Mosaic Co.	50	1,807
Yara International ASA - ADR	14	253
		3,543

Financial Exchanges & Data - 0.1%
ASX Ltd. - ADR	3	137
CME Group, Inc.	60	17,340
Deutsche Boerse AG - ADR	36	1,160
Hong Kong Exchanges & Clearing Ltd. - ADR	14	701
Japan Exchange Group, Inc. - ADR	20	220
London Stock Exchange Group PLC - ADR	30	1,150
Moody's Corp.	59	28,280
Nasdaq, Inc.	187	15,622
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Financial Exchanges & Data - 0.1% (Continued)
S&P Global, Inc.	8	$4,103
Singapore Exchange Ltd. - ADR	9	196
		68,909

Food Retail - 0.0%(a)
J. Sainsbury PLC - ADR	28	439
Jeronimo Martins SGPS SA - ADR	6	302
Koninklijke Ahold Delhaize NV - ADR	9	380
Kroger Co.	2	136
Seven & i Holdings Co. Ltd. - ADR	21	316
		1,573

Footwear - 2.1%
Asics Corp. - ADR	7	168
NIKE, Inc. - Class B	1,415	85,735
On Holding AG - Class A (b)	35,518	2,109,414
		2,195,317

Gas Utilities - 0.0%(a)
Snam SpA - ADR	32	382

Gold - 0.0%(a)
Newmont Corp.	31	1,634

Health Care Distributors - 0.1%
Cardinal Health, Inc.	722	111,506
Cencora, Inc.	6	1,747
McKesson Corp.	3	2,159
		115,412

Health Care Equipment - 0.3%
Abbott Laboratories	305	40,742
Baxter International, Inc.	11	335
Boston Scientific Corp. (b)	192	20,210
Cochlear Ltd. - ADR	2	174
Intuitive Surgical, Inc. (b)	220	121,515
Koninklijke Philips NV	7	161
Olympus Corp. - ADR (b)	20	255
Siemens Healthineers AG - ADR	6	159
Smith & Nephew PLC - ADR	4	116
Sonova Holding AG - ADR	3	188
STERIS PLC	251	61,548
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Health Care Equipment - 0.3% (Continued)
Straumann Holding AG - ADR	19	$245
Stryker Corp.	312	119,384
Sysmex Corp. - ADR	10	168
Terumo Corp. - ADR	21	385
		365,585

Health Care Facilities - 0.1%
HCA Healthcare, Inc.	343	130,817

Health Care Services - 0.0%(a)
agilon health, Inc. (b)	9,044	20,078
Cigna Group	11	3,483
CVS Health Corp.	30	1,921
DaVita, Inc. (b)	17	2,317
Fresenius Medical Care AG - ADR	8	227
Fresenius SE & Co. KGaA - ADR	20	246
Sonic Healthcare Ltd. - ADR	13	225
		28,497

Health Care Supplies - 0.0%(a)
Alcon AG	6	516
Coloplast AS - ADR	27	260
Cooper Cos., Inc. (b)	1	68
EssilorLuxottica SA - ADR	11	1,534
Hoya Corp. - ADR	2	235
		2,613

Health Care Technology - 0.0%(a)
Doximity, Inc. - Class A (b)	46	2,396
M3, Inc. - ADR (b)	16	112
		2,508

Heavy Electrical Equipment - 0.0%(a)
GE Vernova, Inc.	13	6,149
Mitsubishi Electric Corp. - ADR	10	398
Siemens Energy AG - ADR (b)	8	780
Vestas Wind Systems AS - ADR	33	173
		7,500

Home Improvement Retail - 0.5%
Home Depot, Inc.	343	126,323
Kingfisher PLC - ADR	30	224
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Home Improvement Retail - 0.5% (Continued)
Lowe's Cos., Inc.	1,601	$361,394
		487,941

Homebuilding - 0.1%
Barratt Redrow PLC - ADR	30	372
Cavco Industries, Inc. (b)	32	13,875
DR Horton, Inc.	9	1,062
Lennar Corp. - Class A	345	36,598
PulteGroup, Inc.	642	62,935
		114,842

Homefurnishing Retail - 0.0%(a)
Nitori Holdings Co. Ltd. - ADR	24	239

Hotels, Resorts & Cruise Lines - 0.1%
Accor SA - ADR	17	182
Amadeus IT Group SA - ADR	5	416
Booking Holdings, Inc.	17	93,822
Hilton Worldwide Holdings, Inc.	30	7,453
InterContinental Hotels Group PLC - ADR	2	232
Royal Caribbean Cruises Ltd.	10	2,570
		104,675

Household Products - 0.2%
Church & Dwight Co., Inc.	173	17,008
Colgate-Palmolive Co.	50	4,647
Henkel AG & Co. KGaA - ADR	12	220
Procter & Gamble Co.	882	149,843
Reckitt Benckiser Group PLC - ADR	65	889
Unicharm Corp. - ADR	43	172
		172,779

Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	366	119,144
Recruit Holdings Co. Ltd. - ADR	100	1,190
TriNet Group, Inc.	1,546	128,643
		248,977

Independent Power Producers & Energy Traders - 0.0%(a)
RWE AG - ADR	8	302

The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Industrial Conglomerates - 0.1%
Hitachi Ltd. - ADR	52	$1,446
Honeywell International, Inc.	154	34,907
Jardine Matheson Holdings Ltd. - ADR	2	89
Siemens AG - ADR	794	96,042
Smiths Group PLC - ADR	17	507
		132,991

Industrial Gases - 0.0%(a)
Air Liquide SA - ADR	20	828
Linde PLC	22	10,287
Nippon Sanso Holdings Corp. - ADR	27	482
		11,597

Industrial Machinery & Supplies & Components - 1.3%
Alfa Laval AB - ADR	4	170
Atlas Copco AB - ADR	495	7,984
Daifuku Co. Ltd. - ADR	15	199
Dover Corp.	56	9,954
FANUC Corp. - ADR	47	628
Ingersoll Rand, Inc.	488	39,840
Mitsubishi Heavy Industries Ltd. - ADR	17	784
Otis Worldwide Corp.	48	4,577
Pentair PLC	26	2,579
RBC Bearings, Inc. (b)	35	12,805
Sandvik AB - ADR	5	110
SKF AB - ADR	27	607
SMC Corp. - ADR	1,205	22,642
Snap-on, Inc.	36	11,547
Spirax Group PLC - ADR	10	389
Techtronic Industries Co. Ltd. - ADR	3	167
VAT Group AG - ADR	3	114
Xylem, Inc.	9,916	1,249,813
Yaskawa Electric Corp. - ADR	5	234
		1,365,143

Insurance Brokers - 0.0%(a)
Aon PLC - Class A	20	7,441
Arthur J Gallagher & Co.	31	10,771
Brown & Brown, Inc.	27	3,048
		21,260

The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Integrated Oil & Gas - 0.5%
BP PLC - ADR	372	$10,825
Chevron Corp.	787	107,583
Eni SpA - ADR	7	207
Equinor ASA - ADR	11	258
Exxon Mobil Corp.	2,865	293,090
Galp Energia SGPS SA - ADR	18	146
Occidental Petroleum Corp.	38	1,550
Repsol SA - ADR	9	121
Shell PLC - ADR	538	35,626
TotalEnergies SE - ADR	767	45,008
		494,414

Integrated Telecommunication Services - 0.0%(a)
AT&T, Inc.	575	15,985
Cellnex Telecom SA - ADR	18	345
Deutsche Telekom AG - ADR	423	16,011
Nippon Telegraph & Telephone Corp. - ADR	14	390
Orange SA - ADR	50	749
Singapore Telecommunications Ltd. - ADR	10	297
Swisscom AG - ADR	5	344
Telenor ASA - ADR	21	323
Telia Co. AB - ADR	96	739
Telstra Group Ltd. - ADR	26	403
Verizon Communications, Inc.	94	4,132
		39,718

Interactive Home Entertainment - 0.0%(a)
Nexon Co. Ltd. - ADR	2	37
Nintendo Co. Ltd. - ADR	73	1,492
Sea Ltd. - ADR (b)	5	802
		2,331

Interactive Media & Services - 2.4%
Alphabet, Inc. - Class A	5,182	889,957
Alphabet, Inc. - Class C	8,255	1,426,877
LY Corp. - ADR (b)	11	79
Meta Platforms, Inc. - Class A	397	257,053
		2,573,966

Internet Services & Infrastructure - 2.9%
GoDaddy, Inc. - Class A (b)	869	158,288
MongoDB, Inc. (b)	6,948	1,311,991
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Internet Services & Infrastructure - 2.9% (Continued)
Okta, Inc. (b)	15,399	$1,588,715
Wix.com Ltd. (b)	1	149
		3,059,143

Investment Banking & Brokerage - 0.7%
Charles Schwab Corp.	148	13,074
Evercore, Inc. - Class A	315	72,919
Futu Holdings Ltd. - ADR	1	102
Goldman Sachs Group, Inc.	697	418,514
Houlihan Lokey, Inc.	43	7,511
Morgan Stanley	1,581	202,416
Nomura Holdings, Inc. - ADR	72	439
Piper Sandler Cos.	27	6,789
		721,764

IT Consulting & Other Services - 0.2%
Accenture PLC - Class A	45	14,257
Capgemini SE - ADR	23	767
Fujitsu Ltd. - ADR	15	343
International Business Machines Corp.	790	204,657
NTT Data Group Corp. - ADR	7	192
		220,216

Leisure Facilities - 0.0%(a)
Oriental Land Co. Ltd. - ADR	17	378

Leisure Products - 0.0%(a)
Bandai Namco Holdings, Inc. - ADR	20	316
YETI Holdings, Inc. (b)	723	22,095
		22,411

Life & Health Insurance - 0.0%(a)
Aegon Ltd.	16	115
AIA Group Ltd. - ADR	26	865
Dai-ichi Life Holdings, Inc. - ADR	18	274
Globe Life, Inc.	8	975
Manulife Financial Corp.	461	14,678
MetLife, Inc.	31	2,436
NN Group NV - ADR	18	566
Primerica, Inc.	18	4,871
Principal Financial Group, Inc.	1	78
Prudential Financial, Inc.	2	208
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Life & Health Insurance - 0.0%(a) (Continued)
Prudential PLC - ADR	6	$137
Swiss Life Holding AG - ADR	12	600
T&D Holdings, Inc. - ADR	9	105
		25,908

Life & Health Insurance - 0.0%(a)
Agilent Technologies, Inc.	75	8,394
Danaher Corp.	173	32,853
Lonza Group AG - ADR	12	831
Medpace Holdings, Inc. (b)	62	18,284
Sartorius AG - ADR	3	144
Thermo Fisher Scientific, Inc.	148	59,617
Waters Corp. (b)	12	4,191
Wuxi Biologics Cayman, Inc. - ADR (b)	144	907
		125,221

Managed Health Care - 0.3%
Humana, Inc.	8	1,865
Molina Healthcare, Inc. (b)	7	2,135
UnitedHealth Group, Inc.	909	274,436
		278,436

Marine Transportation - 0.0%(a)
AP Moller - Maersk AS - ADR	34	306
Kuehne + Nagel International AG - ADR	2	90
Mitsui OSK Lines Ltd. - ADR	11	194
Nippon Yusen KK - ADR	40	292
		882

Movies & Entertainment - 0.3%
Liberty Media Corp.-Liberty Formula One - Class C (b)	437	42,183
Netflix, Inc. (b)	155	187,121
Spotify Technology SA (b)	83	55,207
Universal Music Group NV - ADR	13	207
Walt Disney Co.	287	32,442
		317,160

Multi-line Insurance - 0.1%
Ageas SA/NV - ADR	9	585
Allianz SE - ADR	1,404	55,584
Aviva PLC - ADR	31	525
AXA SA - ADR	35	1,655
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Multi-line Insurance - 0.1% (Continued)
Generali - ADR	28	$509
Zurich Insurance Group AG - ADR	972	34,185
		93,043

Multi-Sector Holdings - 0.7%
Berkshire Hathaway, Inc. - Class B (b)	1,416	713,607

Multi-Utilities - 0.0%(a)
Ameren Corp.	5	485
Dominion Energy, Inc.	11	623
E.ON SE - ADR	27	477
Engie SA - ADR	30	650
National Grid PLC - ADR	47	3,355
Veolia Environnement SA - ADR	7	121
WEC Energy Group, Inc.	1	108
		5,819

Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co.	418	15,487
Halliburton Co.	70	1,371
Schlumberger NV	1,142	37,743
Tenaris SA - ADR	4	134
		54,735

Oil & Gas Exploration & Production - 0.2%
ConocoPhillips	379	32,348
Devon Energy Corp.	92	2,784
Diamondback Energy, Inc.	504	67,813
EOG Resources, Inc.	34	3,691
Hess Corp.	6	793
Inpex Corp. - ADR	9	121
Permian Resources Corp.	2,512	31,676
Range Resources Corp.	1,596	60,712
Santos Ltd. - ADR	71	298
Texas Pacific Land Corp.	2	2,228
Woodside Energy Group Ltd. - ADR	34	487
		202,951

Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp.	492	79,084
Neste Oyj - ADR	22	118
		79,202

The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 0.2%
Cheniere Energy, Inc.	383	$90,767
DT Midstream, Inc.	2	209
Enbridge, Inc.	83	3,858
Enterprise Products Partners LP	100	3,082
Kinder Morgan, Inc.	118	3,309
ONEOK, Inc.	12	970
Williams Cos., Inc.	1,064	64,383
		166,578

Other Specialty Retail - 0.1%
Avolta AG - ADR	50	267
Tractor Supply Co.	15	726
Ulta Beauty, Inc. (b)	198	93,349
		94,342

Packaged Foods & Meats - 0.3%
Associated British Foods PLC - ADR	5	141
Chocoladefabriken Lindt & Spruengli AG - ADR	26	416
Conagra Brands, Inc.	62	1,419
Danone SA - ADR	23	393
General Mills, Inc.	829	44,981
Hershey Co.	13	2,089
Kellanova	25	2,066
Kerry Group PLC - ADR	3	334
Kraft Heinz Co.	70	1,871
McCormick & Co., Inc.	1	73
Mondelez International, Inc. - Class A	401	27,063
Mowi ASA - ADR	12	224
Nestle SA - ADR	2,537	270,216
The Campbell's Co.	44	1,498
Tyson Foods, Inc. - Class A	34	1,909
WH Group Ltd. - ADR	10	184
		354,877

Paper Products - 0.0%(a)
Stora Enso Oyj - ADR	10	101
Sylvamo Corp.	4	212
UPM-Kymmene Oyj - ADR	15	416
		729

Passenger Airlines - 0.0%(a)
Qantas Airways Ltd. - ADR	7	240

The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Passenger Ground Transportation - 0.0%(a)
Grab Holdings Ltd. - Class A (b)	38	$185

Personal Care Products - 0.0%(a)
Beiersdorf AG - ADR	12	329
Estee Lauder Cos., Inc. - Class A	29	1,941
Kao Corp. - ADR	44	402
L'Oreal SA - ADR	470	39,706
Shiseido Co. Ltd. - ADR	8	129
Unilever PLC - ADR	25	1,596
		44,103

Pharmaceuticals - 0.5%
Astellas Pharma, Inc. - ADR	53	521
AstraZeneca PLC - ADR	35	2,549
Bayer AG - ADR	58	410
Bristol-Myers Squibb Co.	506	24,430
Chugai Pharmaceutical Co. Ltd. - ADR	575	14,996
Daiichi Sankyo Co. Ltd. - ADR	23	614
Eisai Co. Ltd. - ADR	47	336
Eli Lilly & Co.	216	159,337
GSK PLC - ADR	24	985
Haleon PLC - ADR	76	863
Johnson & Johnson	1,078	167,316
Merck & Co., Inc.	722	55,478
Novartis AG - ADR	100	11,576
Novo Nordisk AS - ADR	1,029	73,573
Ono Pharmaceutical Co. Ltd. - ADR	44	158
Otsuka Holdings Co. Ltd. - ADR	13	330
Pfizer, Inc.	792	18,604
Roche Holding AG - ADR	129	5,199
Sandoz Group AG - ADR	8	405
Sanofi SA - ADR	31	1,530
Shionogi & Co. Ltd. - ADR	57	470
Takeda Pharmaceutical Co. Ltd. - ADR	51	767
Teva Pharmaceutical Industries Ltd. - ADR (b)	13	218
UCB SA - ADR	4	363
		541,028

Precious Metals & Minerals - 0.0%(a)
Valterra Platinum Ltd. - ADR	9	61

Property & Casualty Insurance - 1.9%
Allstate Corp.	385	80,800
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 1.9% (Continued)
American International Group, Inc.	250	$21,160
Fairfax Financial Holdings Ltd.	22	37,235
Hartford Insurance Group, Inc.	1	130
Kinsale Capital Group, Inc.	13	6,136
Markel Group, Inc. (b)	2	3,883
MS&AD Insurance Group Holdings, Inc. - ADR	8	190
Progressive Corp.	6,579	1,874,554
QBE Insurance Group Ltd. - ADR	68	1,038
Sampo Oyj - ADR	6	128
Sompo Holdings, Inc. - ADR	24	362
Tokio Marine Holdings, Inc. - ADR	437	18,503
Travelers Cos., Inc.	4	1,103
		2,045,222

Rail Transportation - 3.0%
Canadian Pacific Kansas City Ltd.	137	11,186
Central Japan Railway Co. - ADR	14	153
CSX Corp.	69,453	2,194,020
East Japan Railway Co. - ADR	18	189
Norfolk Southern Corp.	2,572	635,593
Union Pacific Corp.	1,691	374,827
West Japan Railway Co. - ADR	28	604
		3,216,572

Real Estate Development - 0.0%(a)
Henderson Land Development Co. Ltd. - ADR	96	296

Real Estate Operating Companies - 0.0%(a)
Vonovia SE - ADR	25	409

Real Estate Services - 0.0%(a)
CBRE Group, Inc. - Class A (b)	7	875

Regional Banks - 0.0%(a)
Citizens Financial Group, Inc.	984	39,704

Reinsurance - 0.0%(a)
Hannover Rueck SE - ADR	6	318
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	888	11,526
Swiss Re AG - ADR	22	978
		12,822

The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Renewable Electricity - 0.0%(a)
Orsted AS - ADR (b)	10	$137

Research & Consulting Services - 0.0%(a)
Experian PLC - ADR	181	9,028
RELX PLC - ADR	18	971
SGS SA - ADR	20	208
Wolters Kluwer NV - ADR	3	533
		10,740

Restaurants - 0.4%
Chipotle Mexican Grill, Inc. (b)	100	5,008
Compass Group PLC - ADR	23	814
Darden Restaurants, Inc.	17	3,642
Delivery Hero SE - ADR (b)	17	46
Dutch Bros, Inc. - Class A (b)	200	14,440
McDonald's Corp.	1,139	357,475
Texas Roadhouse, Inc.	87	16,983
		398,408

Security & Alarm Services - 0.0%(a)
Secom Co. Ltd. - ADR	12	109

Semiconductor Materials & Equipment - 0.2%
Advantest Corp. - ADR	9	453
Applied Materials, Inc.	460	72,105
ASM International NV	16	8,707
ASML Holding NV	170	125,251
BE Semiconductor Industries NV	1	121
Disco Corp. - ADR	13	291
KLA Corp.	42	31,789
Lam Research Corp.	55	4,443
Lasertec Corp. - ADR	7	140
Tokyo Electron Ltd. - ADR	12	948
		244,248

Semiconductors - 10.0%
Advanced Micro Devices, Inc. (b)	604	66,881
Analog Devices, Inc.	1,781	381,098
Broadcom, Inc.	16,344	3,956,392
Infineon Technologies AG - ADR	418	16,302
NVIDIA Corp.	44,024	5,948,963
QUALCOMM, Inc.	373	54,160
Renesas Electronics Corp. - ADR	37	224
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Semiconductors - 10.0% (Continued)
STMicroelectronics NV	9	$225
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,023	197,766
Texas Instruments, Inc.	50	9,143
		10,631,154

Soft Drinks & Non-alcoholic Beverages - 0.1%
Coca-Cola Co.	32	2,307
Coca-Cola Europacific Partners PLC	219	20,102
Keurig Dr Pepper, Inc.	6	202
PepsiCo, Inc.	877	115,282
Suntory Beverage & Food Ltd. - ADR	14	227
		138,120

Specialty Chemicals - 0.0%(a)
Akzo Nobel NV - ADR	7	160
Arkema SA - ADR	7	502
Croda International PLC - ADR	4	83
DSM-Firmenich AG - ADR	21	235
DuPont de Nemours, Inc.	213	14,228
Givaudan SA - ADR	3	302
Nitto Denko Corp. - ADR	21	382
Novonesis Novozymes B - ADR	6	424
Shin-Etsu Chemical Co. Ltd. - ADR	50	798
Sika AG - ADR	17	454
Symrise AG - ADR	5	149
		17,717

Steel - 0.0%(a)
ArcelorMittal SA	17	520
Fortescue Ltd. - ADR	25	497
Nucor Corp.	59	6,452
Reliance, Inc.	100	29,282
		36,751

Systems Software - 3.8%
Check Point Software Technologies Ltd. (b)	7,645	1,749,788
Crowdstrike Holdings, Inc. - Class A (b)	249	117,371
CyberArk Software Ltd. (b)	124	47,465
Fortinet, Inc. (b)	327	33,282
Microsoft Corp.	4,221	1,943,179
Oracle Corp.	977	161,723
ServiceNow, Inc. (b)	55	55,610
		4,108,418

The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Technology Distributors - 0.0%(a)
CDW Corp.	60	$10,822

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	14,612	2,934,820
Canon, Inc. - ADR	9	275
FUJIFILM Holdings Corp. - ADR	25	282
Logitech International SA	5	414
Pure Storage, Inc. - Class A (b)	702	37,620
Super Micro Computer, Inc. (b)	315	12,606
		2,986,017

Tires & Rubber - 0.0%(a)
Bridgestone Corp. - ADR	23	492

Tobacco - 0.2%
Altria Group, Inc.	377	22,850
British American Tobacco PLC - ADR	108	4,882
Imperial Brands PLC - ADR	18	683
Japan Tobacco, Inc. - ADR	19	291
Philip Morris International, Inc.	712	128,580
		157,286

Trading Companies & Distributors - 0.0%(a)
AerCap Holdings NV	4	463
Ashtead Group PLC - ADR	1	236
IMCD NV - ADR	4	269
ITOCHU Corp. - ADR	7	745
Marubeni Corp. - ADR	1	203
Mitsubishi Corp. - ADR	39	789
MonotaRO Co. Ltd. - ADR	2	41
Rexel SA - ADR	11	309
Sumitomo Corp. - ADR	7	179
United Rentals, Inc.	5	3,542
Watsco, Inc.	13	5,767
WW Grainger, Inc.	2	2,175
		14,718

Transaction & Payment Processing Services - 2.6%
Adyen NV - ADR (b)	38	728
Fiserv, Inc. (b)	22	3,581
Jack Henry & Associates, Inc.	1	181
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 65.7% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 2.6% (Continued)
Mastercard, Inc. - Class A	3,771	$2,208,298
Visa, Inc. - Class A	1,412	515,648
		2,728,436

Water Utilities - 0.0%(a)
United Utilities Group PLC - ADR	16	506

Wireless Telecommunication Services - 0.0%(a)
KDDI Corp. - ADR	30	519
SoftBank Corp. - ADR	21	323
SoftBank Group Corp. - ADR	24	626
T-Mobile US, Inc.	14	3,391
		4,859
TOTAL COMMON STOCKS (Cost $34,013,787)		70,139,584

EXCHANGE TRADED FUNDS - 24.8%
Alerian MLP ETF	9	430
ARK Next Generation Internet ETF (b)	18	2,173
Cambria Emerging Shareholder Yield ETF	301	10,345
Cambria Foreign Shareholder Yield ETF	1,506	42,785
Cambria Shareholder Yield ETF	1,130	71,359
Cambria Tax Aware ETF (c)	11,333	279,905
Cambria Trinity ETF	6,483	167,650
Communication Services Select Sector SPDR Fund	946	95,924
Consumer Discretionary Select Sector SPDR Fund	313	66,919
Consumer Staples Select Sector SPDR Fund	34	2,816
Defiance Quantum ETF	188	15,925
Dimensional International Core Equity Market ETF	3,015	102,600
Dimensional US Equity Market ETF	23,454	1,499,180
Dimensional US Marketwide Value ETF	22,635	918,528
Dimensional US Small Cap ETF	2,417	148,114
Dimensional US Small Cap Value ETF	2,291	64,583
Dimensional US Targeted Value ETF	5,844	302,895
Distillate US Fundamental Stability & Value ETF	2,164	115,861
Energy Select Sector SPDR Fund	673	54,870
Fidelity MSCI Utilities Index ETF	65	3,432
Financial Select Sector SPDR Fund	1,400	71,344
First Trust Cloud Computing ETF (b)	123	14,117
First Trust Dow Jones Internet Index Fund (b)	175	43,960
First Trust NASDAQ Cybersecurity ETF	101	7,254
First Trust RBA American Industrial Renaissance ETF	100	7,657
FT Vest US Equity Buffer ETF - May (b)	250	12,125
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 24.8% (CONTINUED)	Shares	Value
Global X Defense Tech ETF	21	$1,198
Global X MSCI Argentina ETF	318	28,693
Global X US Infrastructure Development ETF	245	10,170
Hartford Multifactor Developed Markets ex-US ETF	4,491	151,437
Hartford Schroders Tax-Aware Bond ETF	10,302	192,132
Health Care Select Sector SPDR Fund	4,531	600,992
Horizon Kinetics Inflation Beneficiaries ETF	1,643	68,645
iMGP DBi Managed Futures Strategy ETF	94,873	2,392,697
Industrial Select Sector SPDR Fund	154	21,994
Invesco Aerospace & Defense ETF	52	6,938
Invesco China Technology ETF	9	366
Invesco KBW Bank ETF	57	3,740
Invesco Nasdaq 100 ETF	1,972	421,515
Invesco S&P 500 Equal Weight ETF	582	102,682
Invesco S&P MidCap Momentum ET	956	118,831
iShares Biotechnology ETF	75	9,129
iShares Broad USD High Yield Corporate Bond ETF	3,055	113,127
iShares Core MSCI EAFE ETF	12	991
iShares Core MSCI Emerging Markets ETF	1,306	74,037
iShares Core S&P 500 ETF	390	230,938
iShares Core S&P Mid-Cap ETF	819	49,173
iShares Core S&P Small-Cap ETF	1,318	138,878
iShares Core S&P Total U.S. Stock Market ETF	77	9,910
iShares Expanded Tech-Software Sector ETF (b)	516	53,483
iShares Global Healthcare ETF	151	12,944
iShares MBS ETF	27	2,502
iShares Micro-Cap ETF	449	53,722
iShares MSCI Europe Financials ETF	894	28,411
iShares MSCI United Kingdom ETF	648	25,868
iShares MSCI USA Min Vol Factor ETF	524	48,999
iShares Russell 1000 Value ETF	92	17,353
iShares Russell 2000 ETF	262	53,728
iShares Russell 3000 ETF	5,341	1,788,594
iShares Russell Mid-Cap Growth ETF	3,144	417,963
iShares Russell Mid-Cap Value ETF	533	68,293
iShares S&P 500 Growth ETF	2,827	292,821
iShares Semiconductor ETF	240	49,186
iShares U.S. Home Construction ETF	63	5,637
iShares U.S. Infrastructure ETF	70	3,344
iShares U.S. Technology ETF	38	6,013
JPMorgan BetaBuilders Canada ETF	421	33,154
JPMorgan BetaBuilders Europe ETF	471	31,590
JPMorgan BetaBuilders Japan ETF	719	43,650
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 24.8% (CONTINUED)	Shares	Value
JPMorgan Equity Premium Income ETF	1,492	$83,686
JPMorgan Nasdaq Equity Premium Income ETF	332	17,473
JPMorgan US Tech Leaders ETF (b)	1,667	128,359
Pacer Data & Infrastructure Real Estate ETF	25	784
Procure Space ETF	88	2,146
Range Nuclear Renaissance Index ETF	227	11,500
Real Estate Select Sector SPDR Fund	227	9,473
Roundhill Magnificent Seven ETF	379	19,841
RPAR Risk Parity ETF	11,061	215,780
Schwab Crypto Thematic ETF	162	6,704
Schwab US Dividend Equity ETF	10,414	272,534
Schwab US Large-Cap ETF	2,370	55,221
Simplify Managed Futures Strategy ETF	85,291	2,312,239
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy NO K-1 ETF	185,068	4,882,094
SPDR Portfolio S&P 400 Mid Cap ETF	1	53
SPDR S&P 500 ETF Trust	3,196	1,883,690
SPDR S&P Capital Markets ETF	17	2,296
SPDR S&P Homebuilders ETF	129	12,160
SPDR S&P Insurance ETF	1,084	64,108
SPDR S&P MidCap 400 ETF Trust	100	54,872
Technology Select Sector SPDR Fund	2,622	605,446
US Global Jets ETF (b)	158	3,590
VanEck Gold Miners ETF/USA	181	9,168
VanEck Morningstar Wide Moat ETF	1,524	136,596
VanEck Semiconductor ETF (b)	595	142,651
Vanguard Communication Services ETF	955	152,189
Vanguard Consumer Staples ETF	104	23,354
Vanguard Emerging Markets Government Bond ETF	44	2,820
Vanguard FTSE All-World ex-US ETF	5,024	327,716
Vanguard FTSE Europe ETF	558	42,832
Vanguard High Dividend Yield ETF	402	51,866
Vanguard Industrials ETF	79	21,282
Vanguard Information Technology ETF	844	511,776
Vanguard Intermediate-Term Corporate Bond ETF	217	17,733
Vanguard International High Dividend Yield ETF	2,210	174,833
Vanguard Materials ETF	23	4,384
Vanguard Mid-Cap ETF	210	56,734
Vanguard Russell 1000 Growth ETF	678	69,705
Vanguard S&P 500 ETF	2,798	1,515,844
Vanguard Short-Term Corporate Bond ETF	475	37,568
Vanguard Small-Cap ETF	24	5,477
Vanguard Total International Stock ETF	370	24,768
Vanguard Total Stock Market ETF	1,163	337,130
Wisdomtree Efficient Gold Plus Equity Strategy Fund	99	4,462
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 24.8% (CONTINUED)	Shares	Value
Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,429	$46,442
WisdomTree US Efficient Core F	5,107	243,349
WisdomTree US MidCap Dividend Fund	107	5,244
WisdomTree US SmallCap Dividend Fund	108	3,361
TOTAL EXCHANGE TRADED FUNDS (Cost $18,204,690)		26,521,552

REAL ESTATE INVESTMENT TRUSTS - 0.0%(a)
Health Care REITs - 0.0%(a)
American Healthcare REIT, Inc.	468	16,352

Office REITs - 0.0%(a)
BXP, Inc.	3	202

Other Specialized REITs - 0.0%(a)
Iron Mountain, Inc.	24	2,369

Telecom Tower REITs - 0.0%(a)
American Tower Corp.	86	18,460
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $30,547)		37,383

SHORT-TERM INVESTMENTS - 9.4%
Money Market Funds - 9.4%
First American Government Obligations Fund - Class X, 4.23% (d)	10,063,685	10,063,685
TOTAL SHORT-TERM INVESTMENTS (Cost $10,063,685)		10,063,685

TOTAL INVESTMENTS - 99.9% (Cost $62,312,709)		$106,762,204
Other Assets in Excess of Liabilities - 0.1%		95,043
TOTAL NET ASSETS - 100.0%		$106,857,247

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF FUTURES CONTRACTS
May 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	291	09/19/2025	$3,222,825	$145,072
Net Unrealized Appreciation (Depreciation)				$145,072
The accompanying notes are an integral part of these financial statements.

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

COMMON STOCKS - 75.1%	Shares	Value
Communication Services - 5.6%
Entertainment - 1.0%
Walt Disney Co.	2,491	$281,583

Interactive Media & Services - 0.5%
Alphabet, Inc. - Class A	371	63,716
Meta Platforms, Inc. - Class A	60	38,849
Tencent Holdings Ltd. - ADR	340	21,345
		123,910
Media - 4.1%
Charter Communications, Inc. - Class A (a)	667	264,312
Liberty Broadband Corp. - Class A (a)	3,454	320,877
News Corp. - Class A	9,448	266,811
News Corp. - Class B	8,523	278,873
		1,130,873
Total Communication Services		1,536,366

Consumer Discretionary - 12.1%
Broadline Retail - 1.7%
Amazon.com, Inc. (a)	770	157,858
MercadoLibre, Inc. (a)	2	5,126
Ollie's Bargain Outlet Holdings, Inc. (a)	2,807	312,840
		475,824
Diversified Consumer Services - 1.1%
Grand Canyon Education, Inc. (a)	1,558	308,243

Hotels, Restaurants & Leisure - 2.0%
Carnival Corp. (a)	11,553	268,260
Expedia Group, Inc.	1,601	266,967
		535,227
Household Durables - 0.2%
Meritage Homes Corp.	884	56,231

Leisure Products - 1.1%
Mattel, Inc. (a)	16,079	304,536

Specialty Retail - 5.0%
Asbury Automotive Group, Inc. (a)	999	227,682
AutoNation, Inc. (a)	1,507	277,062
Group 1 Automotive, Inc.	597	253,080
Lithia Motors, Inc.	796	252,261
Urban Outfitters, Inc. (a)	5,248	366,835
		1,376,920
The accompanying notes are an integral part of these financial statements.

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 75.1% (CONTINUED)	Shares	Value
Textiles, Apparel & Luxury Goods - 1.0%
Skechers USA, Inc. - Class A (a)	4,438	$275,334
Total Consumer Discretionary		3,332,315

Consumer Staples - 4.1%
Consumer Staples Distribution & Retail - 3.2%
Maplebear, Inc. (a)	5,656	258,310
Performance Food Group Co. (a)	3,370	301,817
US Foods Holding Corp. (a)	3,941	311,812
		871,939
Food Products - 0.9%
Pilgrim's Pride Corp.	5,122	251,797
Total Consumer Staples		1,123,736

Energy - 2.2%
Energy Equipment & Services - 1.2%
Schlumberger NV	1,135	37,512
TechnipFMC PLC	8,891	276,954
		314,466
Oil, Gas & Consumable Fuels - 1.0%
Range Resources Corp.	7,293	277,426
Total Energy		591,892

Financials - 7.1%
Banks - 0.9%
First Citizens BancShares Inc. - Class A	139	256,994

Capital Markets - 0.3%
Blackrock, Inc.	64	62,713
LPL Financial Holdings, Inc.	33	12,776
		75,489
Financial Services - 3.0%
Berkshire Hathaway, Inc. - Class B (a)	559	281,714
Mr Cooper Group, Inc. (a)	2,134	276,417
PayPal Holdings, Inc. (a)	3,726	261,863
		819,994
Insurance - 2.9%
Aflac, Inc.	2,234	231,308
Globe Life, Inc.	2,227	271,405
Markel Group, Inc. (a)	148	287,372
		790,085
Total Financials		1,942,562

The accompanying notes are an integral part of these financial statements.

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 75.1% (CONTINUED)	Shares	Value
Health Care - 8.9%
Biotechnology - 2.4%
Exelixis, Inc. (a)	7,483	$322,068
Gilead Sciences, Inc.	905	99,623
United Therapeutics Corp. (a)	772	246,152
		667,843
Health Care Equipment & Supplies - 0.8%
Globus Medical, Inc. - Class A (a)	3,434	203,224
Stryker Corp.	44	16,836
		220,060
Health Care Providers & Services - 3.8%
Cencora, Inc.	878	255,709
Hims & Hers Health, Inc. (a)	1,919	108,539
McKesson Corp.	359	258,304
Tenet Healthcare Corp. (a)	2,069	349,185
UnitedHealth Group, Inc.	221	66,722
		1,038,459
Health Care Technology - 0.1%
Veeva Systems, Inc. - Class A (a)	67	18,740

Life Sciences Tools & Services - 0.4%
ICON PLC (a)	11	1,433
Thermo Fisher Scientific, Inc.	265	106,748
		108,181
Pharmaceuticals - 1.4%
Eli Lilly & Co.	186	137,206
Jazz Pharmaceuticals PLC (a)	2,209	238,727
		375,933
Total Health Care		2,429,216

Industrials - 19.1%
Aerospace & Defense - 1.2%
Boeing Co. (a)	62	12,854
General Electric Co.	37	9,099
TransDigm Group, Inc.	20	29,368
Woodward, Inc.	1,334	288,584
		339,905
Building Products - 1.2%
Builders FirstSource, Inc. (a)	445	47,918
Zurn Elkay Water Solutions Corp.	7,763	280,943
		328,861
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	175	42,170

The accompanying notes are an integral part of these financial statements.

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 75.1% (CONTINUED)	Shares	Value
Construction & Engineering - 6.2%
AECOM	2,827	$310,546
Comfort Systems USA, Inc.	740	353,890
EMCOR Group, Inc.	695	327,943
Sterling Infrastructure, Inc. (a)	2,428	456,488
Valmont Industries, Inc.	797	253,478
		1,702,345
Electrical Equipment - 1.0%
AMETEK, Inc.	1,472	263,105
Generac Holdings, Inc. (a)	54	6,595
		269,700
Machinery - 3.2%
Allison Transmission Holdings, Inc.	4	414
Gates Industrial Corp. PLC (a)	12,814	271,016
ITT, Inc.	1,952	293,854
RBC Bearings, Inc. (a)	14	5,122
Westinghouse Air Brake Technologies Corp.	1,514	306,313
		876,719
Passenger Airlines - 0.7%
Alaska Air Group, Inc. (a)	3,861	196,641

Professional Services - 2.6%
Amentum Holdings, Inc. (a)	132	2,731
FTI Consulting, Inc. (a)	592	97,183
Jacobs Solutions, Inc.	2,173	274,450
Paycom Software, Inc.	1,259	326,194
		700,558
Trading Companies & Distributors - 2.9%
AerCap Holdings NV	2,411	279,025
Applied Industrial Technologies, Inc.	1,109	251,210
WESCO International, Inc.	1,565	262,748
		792,983
Total Industrials		5,249,882

Information Technology - 12.7%
Communications Equipment - 1.0%
F5, Inc. (a)	944	269,399

Electronic Equipment, Instruments & Components - 4.2%
Fabrinet (a)	1,204	280,375
Flex Ltd. (a)	7,109	300,711
Jabil, Inc.	1,749	293,850
Teledyne Technologies, Inc. (a)	557	277,865
		1,152,801
The accompanying notes are an integral part of these financial statements.

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 75.1% (CONTINUED)	Shares	Value
IT Services - 1.9%
EPAM Systems, Inc. (a)	1,295	$225,965
Gartner, Inc. (a)	6	2,618
Twilio, Inc. - Class A (a)	2,372	279,184
		507,767
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc. (a)	5,242	580,446
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	184	35,571
		616,017
Software - 3.4%
ACI Worldwide, Inc. (a)	5,421	250,775
Adobe, Inc. (a)	271	112,489
Autodesk, Inc. (a)	25	7,403
BILL Holdings, Inc. (a)	5,127	223,947
Docusign, Inc. (a)	3,373	298,882
Fair Isaac Corp. (a)	9	15,537
Palantir Technologies, Inc. - Class A (a)	215	28,333
		937,366
Total Information Technology		3,483,350

Materials - 1.2%
Chemicals - 0.0%(b)
Balchem Corp.	23	3,834

Construction Materials - 1.1%
Knife River Corp. (a)	2,944	277,031
Vulcan Materials Co.	75	19,880
		296,911
Metals & Mining - 0.1%
Steel Dynamics, Inc.	215	26,460
Total Materials		327,205

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc. (a)	1,040	231,608

Utilities - 1.3%
Electric Utilities - 1.2%
Constellation Energy Corp.	1,060	324,519
Duke Energy Corp.	100	11,772
		336,291

The accompanying notes are an integral part of these financial statements.

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2025 (Unaudited)

COMMON STOCKS - 75.1% (CONTINUED)	Shares	Value
Multi-Utilities - 0.1%
Dominion Energy, Inc.	157	$8,897
Total Utilities		345,188
TOTAL COMMON STOCKS (Cost $18,894,295)		20,593,320

EXCHANGE TRADED FUNDS - 24.1%
Alpha Architect 1-3 Month Box ETF	4,637	520,828
Calamos S&P 500 Structured Alt Protection ETF-December (a)	22,685	553,060
Invesco S&P 500 Equal Weight ETF	4,307	759,884
iShares Core S&P 500 ETF	1,294	766,242
iShares Core S&P Total U.S. Stock Market ETF	1,066	137,194
iShares MSCI EAFE ETF	952	84,547
iShares S&P 500 Value ETF	638	120,576
Pacer Trendpilot US Large Cap ETF	1,642	79,309
Simplify US Equity PLUS Convexity ETF	1,474	57,806
VanEck Morningstar Wide Moat ETF	629	56,377
VanEck Semiconductor ETF (a)	81	19,420
Vanguard Total Stock Market ETF	11,907	3,451,601
TOTAL EXCHANGE TRADED FUNDS (Cost $4,948,368)		6,606,844

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 4.23% (c)	222,474	222,474
TOTAL SHORT-TERM INVESTMENTS (Cost $222,474)		222,474

TOTAL INVESTMENTS - 100.0% (Cost $24,065,137)		$27,422,638
Other Assets in Excess of Liabilities - 0.0% (d)		8,052
TOTAL NET ASSETS - 100.0%		$27,430,690

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

CAMBRIA ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2025 (Unaudited)

	Cambria Endowment Style ETF	Cambria Tax Aware ETF
ASSETS:
Investments in unaffiliated securities, at value (See Note 2)	$106,482,299	$26,901,810
Investments in affiliated securities, at value (See Note 6)	279,905	520,828
Variation margin on futures contracts (See Note 2)	145,072	—
Dividends receivable	54,763	7,793
Interest receivable	36,008	1,042
Dividend tax reclaims receivable	1,341	8
Cash	1,040	—
Security lending income receivable (See Note 4)	—	19
Total assets	107,000,428	27,431,500

LIABILITIES:
Due to broker	139,292	—
Interest payable	3,889	—
Payable to adviser (See Note 3)	—	810
Total liabilities	143,181	810
NET ASSETS	$106,857,247	$27,430,690

NET ASSETS CONSISTS OF:
Paid-in capital	47,016,879	15,132,157
Total distributable earnings (accumulated deficit)	59,840,368	12,298,533
Total net assets	$106,857,247	$27,430,690

Net assets	$106,857,247	$27,430,690
Shares issued and outstanding(a)	3,950,000	1,111,000
Net asset value per share	$27.05	$24.69

COST:
Investments in unaffiliated securities, at cost	$62,271,147	$23,575,099
Investments in affiliated securities, at cost	$41,562	$490,038

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

1

CAMBRIA ETFs
STATEMENTS OF OPERATIONS
For the Period Ended May 31, 2025 (Unaudited)

	Cambria Endowment Style ETF(a)	Cambria Tax Aware ETF(b)
INVESTMENT INCOME:
Dividend income	$101,765	$159,426
Less: Dividend withholding taxes	(3,701)	(190)
Less: Issuance fees	(467)	(120)
Interest income	61,969	27,953
Securities lending income (See Note 4)	—	836
Total investment income	159,566	187,905

EXPENSES:
Interest expense	4,836	—
Investment advisory fee (See Note 3)	—	62,294
Total expenses	4,836	62,294
NET INVESTMENT INCOME (LOSS)	154,730	125,611

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(731,995)	(172,310)
Investments in affiliated securities	205	5
In-kind redemptions in unaffiliated securities	15,961,216	9,047,846
In-kind redemptions in affiliated securities	—	1,557
Futures contracts	(138,355)	—
Payment from affiliates	—	2,895
Long-term capital gain distributions from other investment companies	—	358
Net realized gain (loss)	15,091,071	8,880,351

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	44,211,152	3,326,711
Investments in affiliated securities	238,343	30,790
Future contracts	145,072	—
Net change in unrealized appreciation (depreciation)	44,594,567	3,357,501
Net realized and unrealized gain (loss)	59,685,638	12,237,852
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,840,368	$12,363,463

(a)	Inception date of the Fund was April 9, 2025.
(b)	Inception date of the Fund was December 17, 2024.

The accompanying notes are an integral part of these financial statements.

2

CAMBRIA ETFs
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Cambria Endowment Style ETF	Cambria Tax Aware ETF
	Period ended May 31, 2025(a)	Period ended May 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$154,730	$125,611
Net realized gain (loss)	15,091,071	8,880,351
Net change in unrealized appreciation (depreciation)	44,594,567	3,357,501
Net increase (decrease) in net assets from operations	59,840,368	12,363,463

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(64,930)
Total distributions to shareholders	—	(64,930)

CAPITAL TRANSACTIONS:
Subscriptions	64,313,039	36,285,862
Redemptions	(17,296,160)	(21,153,705)
Net increase (decrease) in net assets from capital transactions	47,016,879	15,132,157

NET INCREASE (DECREASE) IN NET ASSETS	106,857,247	27,430,690

NET ASSETS:
Beginning of the period	—	—
End of the period	$106,857,247	$27,430,690

SHARES TRANSACTIONS
Subscriptions	4,650,000	1,981,000
Redemptions	(700,000)	(870,000)
Total increase (decrease) in shares outstanding	3,950,000	1,111,000

(a)	Inception date of the Fund was April 9, 2025.
(b)	Inception date of the Fund was December 17, 2024.

The accompanying notes are an integral part of these financial statements.

3

CAMBRIA ETFs

FINANCIAL HIGHLIGHTS (Unaudited)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gain (loss) on investments(c)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(d)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(e)(f)	Ratio of dividends, interest and borrowing expenses on securities sold short to average net assets(e)(f)	Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(f)	Ratio of net investment income (loss) to average net assets(e)(f)	Portfolio turnover rate(d)(g)
Cambria Endowment Style ETF
5/31/2025(h)(i)	$24.98	0.04	2.03	2.07	–	–	$27.05	8.29%	$106,857	0.03%	0.03%	0.00%	1.09%	16%
Cambria Tax Aware ETF
5/31/2025(h)(j)	$25.00	0.11	(0.36)	(0.25)	(0.06)	(0.06)	$24.69	-1.02%	$27,431	0.49%	0.00%	0.49%	0.99%	66%

(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Unaudited.
(i)	Inception date of the Fund was April 9, 2025.
(j)	Inception date of the Fund was December 17, 2024.

The accompanying notes are an integral part of these financial statements.

4

CAMBRIA ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

Cambria Endowment Style ETF (“ENDW”) and Cambria Tax Aware ETF (“TAX”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange
ENDW	April 9, 2025	10,000	The Nasdaq Stock Market LLC
TAX	December 17, 2024	10,000	The Nasdaq Stock Market LLC

The investment objective for each Fund is to:

Fund	Investment Objective
ENDW	seek income and capital appreciation.
TAX	seek to provide a tax-efficient investment return consisting of capital appreciation.

As part of ENDW’s commencement of operations on April 9, 2025, ENDW received an in-kind contribution from separately managed accounts of various investment advisory firms, which consisted of $98,178,992 of securities which were recorded at their current value to align ENDW’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, ENDW elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of April 9, 2025, was $36,262,931, resulting in net unrealized appreciation on investments of $51,563,693 as of that date. As a result of the in-kind contribution, ENDW issued 3,930,000 shares at a $24.98 per share net asset value.

As part of TAX’s commencement of operations on December 17, 2024, TAX received an in-kind contribution from accounts of various investment advisory firms, which consisted of $27,027,829 of securities which were recorded at their current value to align TAX’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, TAX elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of December 17, 2024, was $14,286,180, resulting in net unrealized appreciation on investments of $12,741,649 as of that date. As a result of the in-kind contribution, TAX issued 1,081,000 shares at a $25.00 per share net asset value.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

5

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is May 31, 2025, and the period covered by these Notes to Financial Statements is from each Fund’s Date of Commencement to May 31, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period end, each Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

6

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ENDW
Investments
Common Stocks	$70,139,584	$—	$—	$70,139,584
Exchange Traded Funds	26,521,552	—	—	26,521,552
Real Estate Investment Trusts	37,383	—	—	37,383
Money Market Funds	10,063,685	—	—	10,063,685
Total Investments in Securities	$106,762,204	$—	$—	$106,762,204

Other Financial Instruments
Futures Contracts*	$145,072	$—	$—	$145,072
Total Other Financial Instruments	$145,072	$—	$—	$145,072

TAX
Common Stocks	$20,593,320	$—	$—	$20,593,320
Exchange Traded Funds	6,606,844	—	—	6,606,844
Money Market Funds	222,474	—	—	222,474
Total Investments in Securities	$27,422,638	$—	$—	$27,422,638

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Derivative Transactions The values of derivative instruments on the Statements of Assets and Liabilities for ENDW as of the current fiscal period, is as follows:

7

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

		Asset Derivatives		Due to Broker for Futures Contracts	Value of Unrealized Appreciation (Depreciation)*
Derivatives Instrument	Risk Exposure	Statement of Assets and Liabilities Location		ENDW	ENDW
Futures contracts	Treasury risk	Due to Broker for Futures Contracts	$	$(139,292)	$145,072

* Includes cumulative appreciation and depreciation on futures contracts as reported on the Schedule of Open Futures Contracts. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

The effect of derivative instruments on each Fund's Statement of Operations for the current fiscal period is as follows:

Statement of Operations Location	ENDW
Treasury Risk Exposure
Net realized gain (loss) on futures contracts	$(138,355)
Net change in unrealized appreciation (depreciation) on futures contracts	$145,072

During the current fiscal period, the average notional value of futures contracts of the ENDW was $27,784,283.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency.”

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

D.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any,

8

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for each Fund are declared and paid on a annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or

9

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. There were no reclassifications made during the current fiscal period as both the Funds commenced operations during the period.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

ENDW	0.00%
TAX	0.49%

Cambria Investment Management, L.P. (“Cambria” or the “Sub-Adviser”), serves as a discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement

10

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, certain Funds had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. As of the end of the current fiscal period, the Funds did not have any securities on loan.

The interest income earned by the funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations.Net securities lending income earned on collateral investments and recognized by the applicable funds during the current fiscal period was as follows:

TAX	$836

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
ENDW	$9,754,575	$18,023,704
TAX	17,589,820	15,502,362
For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
ENDW	$16,108,532	$17,372,179
TAX	19,252,342	20,655,688
There were no purchases or sales of U.S. Government securities during the current fiscal period for any of the respective Funds.

NOTE 6 – TRANSACTIONS WITH AFFILIATES

ENDW’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying fund have the same investment adviser. ENDW had the following transactions with such affiliated funds during the current fiscal period:

TAX
Value, Beginning of Period	$—
Purchases	84,937
Proceeds from Sales	(43,580)
Net Realized Gains (Losses)	205
Change in Unrealized Appreciation (Depreciation)	238,343
Value, End of Period	$279,905
Dividend Income	$—

11

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2025 (Unaudited)

TAX
Shares, Beginning of Period	—
Number of Shares Purchased	13,293
Number of Shares Sold	(1,960)
Shares, End of Period	11,333

TAX’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying fund have the same investment adviser. TAX had the following transactions with such affiliated funds during the current fiscal period:

Alpha Architect 1-3 Month Box ETF
Value, Beginning of Period	$—
Purchases	813,054
Proceeds from Sales	(324,578)
Net Realized Gains (Losses)	1,562
Change in Unrealized Appreciation (Depreciation)	30,790
Value, End of Period	$520,828
Dividend Income	$—

Shares, Beginning of Period	—
Number of Shares Purchased	7,562
Number of Shares Sold	(2,925)
Shares, End of Period	4,637

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period were as follows:

Ordinary Income
Current Fiscal Period
ENDW(a)	$—
TAX(b)	64,930

(a)	Inception date of the Fund was April 9, 2025.
(b)	Inception date of the Fund was December 17, 2024.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 4 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on September 5-6, 2024 to consider the approval of the Advisory Agreement between the Trust, on behalf of the Cambria Endowment Style ETF and Cambria Tax Aware ETF (each, a “Fund,” and together, the “Funds”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and Cambria Investment Management, LP (the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. Subsequent to the September 5-6 meeting, the Board reduced the Cambria Tax Aware ETF’s management fee to 0.49%. In connection with considering the approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Advisory Agreement and Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser to the Funds. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, and arranging service providers for the Funds. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Funds, executing all Fund transactions, monitoring compliance with each Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. Performance information was not available for the Funds as they had not yet commenced investment operations. The Board considered the Sub-Adviser’s experience in providing advisory services to ETFs in another registered investment company. In addition, the Board noted that the Sub-Adviser has been providing advisory services to individuals, institutional clients, and other registered funds since 2006.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fees and expense ratio for the Funds, the Board also considered the fees and expense ratio versus the fees and expenses charged to other comparable ETFs. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.

The Board compared each Fund’s gross total expense ratio, net total expense ratio, and management fee to those of its respective peers, as shown in the third-party report.
Cambria Endowment Style ETF (ENDW) – The Fund’s gross total expense ratio (0.64%) was lower than the peer group average (1.23%); the Fund’s net total expense ratio (0.64%) was lower than the peer group average (0.91%); and the Fund’s management fee (0.00%) was lower than the peer group average (0.71%). The Board noted that while the Fund was not incurring a management fee, the acquired fund fees and expenses incurred by the Fund owning other ETFs were being passed through the Fund’s shareholders. The estimated acquired fund fees and expenses for the first year of operations is 64 basis points which is lower than the average management fee for its peers.
Cambria Tax Aware ETF (TAX) – The Fund’s gross total expense ratio (0.59%) was lower than the peer group average (0.61%); the Fund’s net total expense ratio (0.59%) was higher than the peer group average (0.53%); and the Fund’s management fee (0.59%) was higher than the peer group average (0.54%).
The Board considered that each Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with a Fund’s overall expense ratio may be more relevant than comparisons to management fees only. They stated that such a comparison demonstrates a Fund’s overall cost structure is within the range of expense ratios of its respective peers.
The Board considered, among other information, the data provided in a third-party report comparing the Fund’s proposed fees to those of other ETFs that the third-party deemed to be comparable to the Fund. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). This data included a comparison of the Fund’s anticipated expense ratio against its peers. The Fund’s total expense ratio (for both gross and net) and management fee were in the following quartiles:

Fund	Total Expense Ratio	Net Expense Ratio	Management Fee Only
ENDW	Quartile 2	Quartile 2	Quartile 1
TAX	Quartile 3	Quartile 3	Quartile 3
With respect to the sub-advisory fee, the Board noted that it was payable solely out of the unitary management fee payable to the Adviser. The Board considered the representations from the Adviser and the Sub-Adviser that neither firm manages any other accounts that follow a similar strategy as the Funds. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Funds. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Funds and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Funds that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by each Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Funds. The Board also considered each Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser and Sub-Adviser will not be profitable as it relates to their respective advisory fee arrangements. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Funds.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from each Fund’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Funds and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Funds as each Fund’s assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Funds are new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Funds. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	July 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	July 30, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	July 30, 2025